Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related-party transactions
Schedule of transactions with key management personnel

	As of December 31,
(in thousands of euros)	2021	2022	2023
Short-term benefits	1,517	1,897	1,995
Post-employment benefits	92	(14)	101
Other long-term benefits	—	—	—
End of contract indemnities	—	—	—
Share-based payment	907	1,077	1,584
Net total	2,516	2,960	3,680